Assets subject to lien and assets acquired through foreclosures_Details of securities loned (Details) - Korean treasury and government bonds and others - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets transferred during period which do not qualify for derecognition [Line Items]
Assets that entity continues to recognise	₩ 100,345	₩ 80,737
Nature of financial assets transferred during period which do not qualify for derecognition	Securities loaned are lending of specific securities to borrowers who agree to return the same amount of the same security at the end of lending period, and therefore the Group did not derecognize from the consolidated financial statements.	Securities loaned are lending of specific securities to borrowers who agree to return the same amount of the same security at the end of lending period, and therefore the Group did not derecognize from the consolidated financial statements.
Loaned to	Korea Securities Finance Corporation	Korea Securities Finance Corporation